Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income tax reconciliation

	2021	2020
Income tax benefit at U.S. statutory rate of 21%
Net operating loss carryforward – U.S. – federal	$(562,283)	$(1,597,200)
State income tax net of Federal benefits – U.S.	(94,298)	(267,400)
Non-deductible expenses – U.S.	540,338	1,612,600
Net operating loss carryforward – foreign	(79,179)	—
Adjust NOL for change in tax rate – U.S.	—	67,000
Change in valuation allowance – U.S.	116,243	251,800
Change in valuation allowance – foreign	79,179	—

Total provision for income tax – U.S. and foreign	$—	$—

Deferred tax assets

	2021	2020
Deferred tax assets
Deferred stock compensation	$—	$—
Net operating loss carry forward – U.S.	2,390,769	2,274,526
Net operating loss carry forward – foreign	79,179	—

Total deferred tax assets – U.S. and foreign	2,469,948	2,274,526
Valuation allowance – U.S. and foreign	(2,469,948)	(2,274,526)

Net deferred tax assets	$—	$—